CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/OWNER'S EQUITY - USD ($) $ in Thousands	Total	Owner's Equity [Member]	Common units public [Member]	Common units Hoegh LNG [Member]	Subordinated units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ (48,096)	$ (48,096)	$ 0	$ 0	$ 0	$ 0
Carve-out net loss (January 1- August 12, 2014)	(11,941)	(11,941)	0	0	0	0
Other Comprehensive loss	(5,900)	0	0	0	0	(5,900)
Conversion of promissory note to equity	101,500	101,500	0	0	0	0
Carve-out distributions to owner, net	(11,039)	(11,039)	0	0	0	0
Balance at Aug. 12, 2014	24,524	30,424	0	0	0	(5,900)
Elimination of equity (note 2)	45,799	45,799	0	0	0	0
Allocation of partnership capital to unitholders August 12, 2014	0	(76,223)	0	10,561	65,662	0
Net proceeds from IPO net of underwriters' discounts, fees and expenses of offering (note 3)	203,467	0	203,467	0	0	0
Cash distribution of initial public offering proceeds to Höegh LNG	(43,467)	0	0	(6,023)	(37,444)	0
Post-initial public offering net income (note 3)	13,255	0	5,562	1,066	6,627	0
Cash distributions to unitholders	(4,826)	0	(2,025)	(388)	(2,413)
Other Comprehensive loss	(2,275)	0	0	0	0	(2,275)
Distributions to owner, net	(99)	0	0	(14)	(85)	0
Balance at Dec. 31, 2014	236,378	0	207,004	5,202	32,347	(8,175)
Net Income	19,016	0	7,979	1,529	9,508	0
Cash distributions to unitholders	(17,760)	0	(7,452)	(1,428)	(8,880)	0
Cash contribution from Höegh LNG	3,682	0	0	510	3,172	0
Other Comprehensive loss	511	0	0	0	0	511
Contributions from owner	67	0	0	9	58	0
Balance at Jun. 30, 2015	$ 241,895	$ 0	$ 207,531	$ 5,822	$ 36,206	$ (7,664)